Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Balance	$ 3,856,500	$ 3,856,500	$ 3,500,000
Current Year Additions	0	356,500
Accumulated Amortization	236,768	183,310
Net	3,619,732	3,673,190	3,500,000
Goodwill	five to twenty-five years	five to twenty-five years
Goodwill [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Goodwill	Indefinite	Indefinite
Goodwill	835,295	779,303	159,484
Goodwill	55,992	619,819
Goodwill	0	0
Goodwill		779,303
Customer Lists and Trade Names [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	5 years	5 years
Balance	24,500	24,500	0
Current Year Additions	0	24,500
Accumulated Amortization	3,168	1,810
Net	21,332	22,690
Noncompete Agreements [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	5 years	5 years
Balance	332,000	332,000	0
Current Year Additions	0	332,000
Accumulated Amortization	58,600	41,500
Net	273,400	290,500
Intellectual Property [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Estimated Useful Life	25 years	25 years
Balance	3,500,000	3,500,000	3,500,000
Current Year Additions	0	0
Accumulated Amortization	175,000	140,000
Net	$ 3,325,000	$ 3,360,000